OPERATING LEASE	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
OPERATING LEASE
15. OPERATING LEASE
The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining terms of one year to five years with no variable lease costs.
Operating lease costs were RMB 15,732 and 3,909 for the years ended December 31, 2020 and 2021.
Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	14,686	3,555
Right-of-use assets obtained in exchange for operating lease liabilities	—	2,732
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Right-of-use assets	11,324	5,420
Operating lease liabilities - current	6,988	5,571
Operating lease liabilities - non-current	8,309	3,123

Total lease liabilities	15,297	8,694

Weighted average remaining lease term	1.7	1.61
Weighted average discount rate	4.75%	4.75%
Maturities of lease liabilities are as follows:

As of December 31, 2021
RMB
2022	6,098
2023	2,872
2024	102

Total operating lease payments	9,072
Less: imputed interest	(378)

Total operating lease	8,694